Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Interest and fees on loans	$ 38,035	$ 36,967
Interest and dividends on investments	1,296	1,054
Interest on federal funds sold and cash equivalents	79	111
Total interest income	39,410	38,132
Interest expense:
Interest on deposits	4,744	4,746
Interest on borrowings	1,068	833
Total interest expense	5,812	5,579
Net interest income	33,598	32,553
Provision for loan losses	3,040	3,250
Net interest income after provision for loan losses	30,558	29,303
Noninterest income
Gain on sale of SBA loans	4,147	5,040
Gain on sale of investment securities	0	178
Loan fees	1,387	1,071
Net income from BOLI	357	359
Service fees on deposit accounts	290	269
Loss on sale and write-down of real estate owned	(2,019)	(596)
Other	918	1,310
Total noninterest income	5,080	7,631
Noninterest expense
Compensation and benefits	7,717	7,306
Professional services	1,657	1,456
Occupancy and equipment	1,273	1,165
Data processing	510	484
FDIC insurance	682	858
OREO expense	1,642	3,883
Other operating expense	3,371	3,759
Total noninterest expense	16,852	18,911
Income before income tax expense	18,786	18,023
Income tax expense	6,843	5,711
Net income attributable to Company and noncontrolling interest	11,943	12,312
Net income attributable to noncontrolling interest	(1,246)	(1,839)
Net income attributable to Company	10,697	10,473
Preferred stock dividend and discount accretion	(1,200)	(1,200)
Net income available to common shareholders	$ 9,497	$ 9,273
Earnings per common share
Basic (in dollars per share)	$ 1.56	$ 1.55
Diluted (in dollars per share)	$ 1.34	$ 1.32
Weighted average shares outstanding
Basic (in shares)	6,091,562	5,991,226
Diluted (in shares)	7,973,588	7,924,859